Offerings - Offering: 1	Aug. 27, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,352,215	[1]
Proposed Maximum Offering Price per Unit | $ / shares	48.95	[2]
Maximum Aggregate Offering Price	$ 66,190,924.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,133.83
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares of Common Stock, no par value (the “Common Stock”), of the Registrant that may become issuable pursuant to the Registrant’s 2025 Performance and Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock on the New York Stock Exchange on August 21, 2025.

[1]	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares of Common Stock, no par value (the “Common Stock”), of the Registrant that may become issuable pursuant to the Registrant’s 2025 Performance and Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
[2]	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock on the New York Stock Exchange on August 21, 2025.